Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for loan losses	$ 2,485	$ 2,944
Accrued retirement expense	1,215	1,210
Restricted stock	238	249
Interest income on nonaccrual loans	4	5
Lease liability	926	1,110
Unrealized loss on available for sale securities	11,412	11,741
Total gross deferred tax assets	16,280	17,259
Deferred tax liabilities:
Deferred loan fees	160	186
Accumulated depreciation	375	375
Prepaid expenses	296	3
ROU Asset	899	1,087
Partnership income	250	112
Other	9	12
Total gross deferred tax liabilities	1,989	1,775
Net deferred tax asset	$ 14,291	$ 15,484